                      AUSA FINANCIAL FREEDOM BUILDER(sm)
                      SUPPLEMENT DATED AUGUST 24, 2001 TO
                         PROSPECTUS DATED MAY 1, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.


The following information is added to page 5 of the Prospectus under the heading
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"Investment Options":
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AEGON/TRANSAMERICA SERIES FUND, INC.

     AUSA Transamerica Value Balanced (formerly, AUSA Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page
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13 of the Prospectus:
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                             Management     Other    Rule 12b-1  Total Portfolio
         Portfolio              Fees      Expenses      Fees     Annual Expenses
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Transamerica Value Balanced      0.80%*       0.20%      N/A          1.00%
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*  Effective August 27, 2001, this fee will be reduced to 0.75%.


The following is added to the table in footnote (8) on page 14 of the
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Prospectus:
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                                Expense   Reimbursement   Expense Ratio Without
         Portfolio               Limit       Amount           Reimbursement
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Transamerica Value Balanced      1.00%         N/A                 N/A
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The following information replaces the information regarding Dean Asset
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Allocation on pages 19 of the Prospectus under the heading "The Separate Account
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and the Portfolios - The Funds":
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
          Portfolio            Sub-Adviser or Adviser        Investment Objective
Transamerica Value Balanced   Transamerica Investment  Seeks preservation of capital and
                              Management, LLC          competitive investment returns.


All other references throughout the prospectus to AUSA Dean Asset Allocation are changed to AUSA Transamerica Value Balanced.